Commitments and Contingencies - Reconciliation of future undiscounted cash flows to the operating liabilities (Details) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Aug. 08, 2016
Commitments and Contingencies
2019 (excluding the nine months ended September 30, 2019)	$ 82,230
2020	315,660
2021	267,249
2022	96,288
2023	78,648
2024 and thereafter	52,430
Total future lease payments	892,505			$ 154,000
Less: imputed interest	(64,888)
Present value of future operating lease payments	827,617
Less: current portion of operating lease liabilities	(292,800)	$ 0	$ 0
Operating lease liabilities, net of current portion	534,817	0	0
Right of use assets - operating leases, net	$ 810,017	$ 0	$ 0